Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (7.5%)
	Commonwealth Bank of Australia	448,979	32,914
	BHP Group Ltd.	744,992	29,262
	Westpac Banking Corp.	920,546	16,535
	National Australia Bank Ltd.	824,862	15,730
	Australia & New Zealand Banking Group Ltd.	714,743	14,551
	Wesfarmers Ltd.	282,629	12,743
	Macquarie Group Ltd.	82,284	9,501
	Woolworths Group Ltd.	318,865	9,122
	Rio Tinto Ltd.	92,972	9,112
	Fortescue Metals Group Ltd.	398,247	7,277
	Transurban Group	685,163	7,227
	Amcor plc GDR	387,227	4,492
	Coles Group Ltd.	324,314	4,174
	Woodside Petroleum Ltd.	244,399	3,926
	Sonic Healthcare Ltd.	123,601	3,652
	Brambles Ltd.	359,402	3,077
	Telstra Corp. Ltd.	1,061,144	2,956
	ASX Ltd.	49,520	2,805
	Suncorp Group Ltd.	312,871	2,657
	APA Group	305,550	2,144
	Insurance Australia Group Ltd.	600,811	2,143
	Tabcorp Holdings Ltd.	546,150	1,994
	Medibank Pvt Ltd.	721,967	1,761
	Mineral Resources Ltd.	36,062	1,669
	Lendlease Corp. Ltd.	172,178	1,545
*	Endeavour Group Ltd.	315,333	1,534
	Computershare Ltd. (XASX)	131,915	1,517
	Aurizon Holdings Ltd.	491,953	1,396
	Origin Energy Ltd.	432,630	1,307
	Magellan Financial Group Ltd.	36,171	1,305
	Evolution Mining Ltd.	428,493	1,303
	Ampol Ltd.	61,342	1,277
	Atlas Arteria Ltd.	257,799	1,191
	JB Hi-Fi Ltd.	30,937	1,092
	Bank of Queensland Ltd.	162,663	1,078
	Bendigo & Adelaide Bank Ltd.	141,757	1,076
	Orica Ltd.	101,871	929
	carsales.com Ltd.	55,627	897
	Alumina Ltd.	666,603	817
	AGL Energy Ltd.	150,668	798
	Metcash Ltd.	264,629	783
	Challenger Ltd.	175,997	737

		Shares	Market Value ($000)
	Downer EDI Ltd.	184,897	719
	Worley Ltd.	82,073	674
	Orora Ltd.	221,005	586
*	Crown Resorts Ltd.	90,937	577
	Harvey Norman Holdings Ltd.	133,810	559
	AusNet Services Ltd.	413,474	553
	Deterra Royalties Ltd.	130,328	448
	CSR Ltd.	108,671	446
	IOOF Holdings Ltd.	143,951	443
	CIMIC Group Ltd.	27,431	416
	Perpetual Ltd.	11,625	321
	Adbri Ltd.	102,070	266
	Platinum Asset Management Ltd.	64,460	194
			228,208
Austria (0.1%)
	OMV AG	36,179	1,953
	ANDRITZ AG	16,617	915
	Raiffeisen Bank International AG	37,731	892
	Telekom Austria AG Class A	27,795	237
			3,997
Belgium (0.5%)
	KBC Group NV	69,592	5,604
	Groupe Bruxelles Lambert SA	27,360	3,183
	Ageas SA	45,763	2,416
	Solvay SA	17,977	2,401
	Proximus SADP	37,552	772
	Telenet Group Holding NV	11,480	431
			14,807
Brazil (2.5%)
	Vale SA	1,007,738	21,044
	Petroleo Brasileiro SA Preference Shares	1,436,983	7,425
	Petroleo Brasileiro SA	892,500	4,712
	B3 SA - Brasil Bolsa Balcao	1,533,414	4,490
	Banco Bradesco SA Preference Shares	717,249	3,340
	Itau Unibanco Holding SA Preference Shares	549,307	3,196
	Ambev SA	756,450	2,417
	Itausa SA Preference Shares	1,121,062	2,404
	Itau Unibanco Holding SA ADR	394,759	2,278
	Itau Unibanco Holding SA	412,800	2,177
	Banco Bradesco SA	486,042	1,927
	Banco Bradesco SA ADR	344,668	1,610
	Petrobras Distribuidora SA	283,167	1,540
	Banco Do Brasil SA	213,718	1,298
	Ambev SA ADR	336,922	1,068
	Equatorial Energia SA	229,400	1,066
	Centrais Eletricas Brasileiras SA Preference Shares	114,900	895
	Centrais Eletricas Brasileiras SA	110,300	852
	Banco Santander Brasil SA	100,002	778
	Hypera SA	109,982	753
	Bradespar SA Preference Shares	50,615	719
	CCR SA	279,110	697
	BB Seguridade Participacoes SA	164,057	673
	Telefonica Brasil SA ADR	76,413	610
	Cia de Saneamento Basico do Estado de Sao Paulo	81,700	556
	Energisa SA	65,900	541
	Sul America SA	92,050	529
*	Azul SA Preference Shares	67,000	500

		Shares	Market Value ($000)
	Metalurgica Gerdau SA Preference Shares	174,400	477
	Cia Energetica de Minas Gerais ADR	207,941	466
	TIM SA	207,454	451
	Transmissora Alianca de Energia Eletrica SA	59,119	431
	Marfrig Global Foods SA	101,000	380
	Cia Paranaense de Energia Preference Shares	314,300	369
	Telefonica Brasil SA	42,118	333
	Cia de Saneamento do Parana	85,400	319
	Fleury SA	68,463	307
	Cia Energetica de Sao Paulo Preference Shares	63,700	285
	Neoenergia SA	85,400	285
	Porto Seguro SA	27,409	272
	Engie Brasil Energia SA	35,616	259
	Qualicorp Consultoria e Corretora de Seguros SA	49,800	246
	Odontoprev SA	88,800	222
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	53,300	213
	EDP - Energias do Brasil SA	61,076	201
	Cia Brasileira de Distribuicao	33,300	198
	Sao Martinho SA	31,800	196
	CPFL Energia SA	37,400	182
	Cielo SA	275,084	179
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	35,408	164
	Cia Energetica de Minas Gerais Preference Shares	69,624	160
			76,690
Canada (8.1%)
	Royal Bank of Canada	358,409	36,249
	Toronto-Dominion Bank	459,692	30,564
	Enbridge Inc.	507,420	20,002
	Bank of Nova Scotia	303,501	18,943
[1]	Bank of Montreal	161,799	16,020
	Canadian Imperial Bank of Commerce	110,602	12,861
	TC Energy Corp.	248,383	12,109
	Canadian Natural Resources Ltd.	292,120	9,640
	Manulife Financial Corp.	484,360	9,364
	Nutrien Ltd.	143,983	8,561
	Sun Life Financial Inc.	147,445	7,679
	Suncor Energy Inc.	382,778	7,535
	National Bank of Canada	84,948	6,502
	Restaurant Brands International Inc. (XTSE)	75,889	5,178
	Fortis Inc. (XTSE)	113,925	5,167
	Intact Financial Corp.	35,429	4,828
	Pembina Pipeline Corp.	140,168	4,633
	Power Corp. of Canada	140,191	4,474
	Rogers Communications Inc. Class B	86,892	4,435
	BCE Inc.	77,020	3,844
	Shaw Communications Inc. Class B	109,107	3,187
	Fairfax Financial Holdings Ltd.	6,779	2,856
	TELUS Corp.	109,810	2,439
[1]	Canadian Tire Corp. Ltd. Class A	14,999	2,307
	Great-West Lifeco Inc.	67,884	2,043
[2]	Hydro One Ltd.	82,630	2,040
	Imperial Oil Ltd.	59,018	1,617
	Canadian Utilities Ltd. Class A	32,788	961
	IGM Financial Inc.	20,530	724
			246,762
Chile (0.1%)
	Banco De Chile	10,886,413	997

		Shares	Market Value ($000)
	Banco Santander Chile ADR	31,510	616
	Enel Americas SA ADR	48,887	334
	CAP SA	18,370	318
	Enel Americas SA	1,994,693	277
	Colbun SA	1,878,779	275
	Embotelladora Andina SA Preference Shares	101,961	244
	Enel Chile SA	4,632,679	241
	Banco Santander Chile SA	3,067,368	151
	Aguas Andinas SA Class A	456,848	93
	AES Andes SA	591,568	76
	Engie Energia Chile SA	91,249	72
	Enel Chile SA ADR	11,940	31
			3,725
China (5.2%)
	China Construction Bank Corp. Class H	23,189,000	16,152
	Ping An Insurance Group Co. of China Ltd. Class H	1,511,000	13,223
	Industrial & Commercial Bank of China Ltd. Class H	20,370,000	11,311
	China Merchants Bank Co. Ltd. Class H	856,928	6,519
	Bank of China Ltd. Class H	18,300,000	6,359
	Great Wall Motor Co. Ltd. Class H	792,000	3,827
	China Merchants Bank Co. Ltd. Class A	454,300	3,279
	China Life Insurance Co. Ltd. Class H	1,892,000	3,153
	Agricultural Bank of China Class H	8,489,000	2,831
	China Petroleum and Chemical Corp. (Sinopec) Class H	5,328,000	2,436
	China Resources Land Ltd.	710,000	2,373
	PetroChina Co. Ltd. Class H	5,252,000	2,194
[2]	Longfor Group Holdings Ltd.	469,100	2,180
	Zijin Mining Group Co. Ltd. Class H	1,486,000	2,107
	China Overseas Land & Investment Ltd.	945,500	1,982
	Country Garden Holdings Co.	1,881,000	1,839
	China Pacific Insurance Group Co. Ltd. Class H	614,200	1,730
	China Shenhua Energy Co. Ltd. Class H	845,000	1,599
[2]	Postal Savings Bank of China Co. Ltd. Class H	2,473,000	1,597
	Sunac China Holdings Ltd.	615,554	1,597
[2]	China Tower Corp. Ltd. Class H	11,864,000	1,574
	China Vanke Co. Ltd. Class H	559,005	1,456
	Citic Pacific Ltd.	1,340,000	1,447
	PICC Property & Casualty Co. Ltd. Class H	1,772,000	1,431
	Anhui Conch Cement Co. Ltd. Class H	283,328	1,355
	CITIC Securities Co. Ltd. Class H	600,500	1,337
	Bank of Communications Ltd. Class H	2,177,000	1,259
	China CITIC Bank Corp. Ltd. Class H	2,652,320	1,187
	Hengan International Group Co. Ltd.	190,343	1,129
	Weichai Power Co. Ltd. Class H	500,000	1,094
	Guangdong Investment Ltd.	776,000	1,086
	Bank of China Ltd. Class A	2,304,700	1,068
	China National Building Material Co. Ltd. Class H	966,000	1,046
	Kingboard Holdings Ltd.	194,000	1,016
	China Petroleum & Chemical Corp. Class A	1,587,300	981
	Industrial Bank Co. Ltd. Class A	352,200	965
	China Resources Power Holdings Co. Ltd.	528,000	910
	Fosun International Ltd.	665,000	880
	Sinopharm Group Co. Ltd. Class H	328,400	861
	East Money Information Co. Ltd. Class A	172,920	834
	Haitong Securities Co. Ltd. Class H	998,000	822
	Agricultural Bank of China Ltd. Class A	1,807,356	820
	China Minsheng Banking Corp. Ltd. Class H	1,952,100	794
	Shanghai Pudong Development Bank Co. Ltd. Class A	544,400	762

		Shares	Market Value ($000)
	Shimao Group Holdings Ltd.	383,000	756
	China Hongqiao Group Ltd.	569,500	755
	Guangzhou Automobile Group Co. Ltd. Class H	830,000	719
	Far East Horizon Ltd.	656,000	698
	China Yangtze Power Co. Ltd. Class A	234,800	692
	Dongfeng Motor Group Co. Ltd. Class H	772,000	685
	People's Insurance Co. Group of China Ltd. Class H	2,196,000	681
	Kunlun Energy Co. Ltd.	774,000	669
	New China Life Insurance Co. Ltd. Class H	242,133	663
	Industrial & Commercial Bank of China Ltd. Class A	926,500	659
	SAIC Motor Corp. Ltd. Class A	230,000	655
	China Medical System Holdings Ltd.	320,000	650
	Beijing Enterprises Water Group Ltd.	1,752,000	643
	Yanzhou Coal Mining Co. Ltd. Class H	428,000	636
[2]	Huatai Securities Co. Ltd. Class H	472,200	626
	CIFI Holdings Group Co. Ltd.	1,034,000	624
	China Pacific Insurance Group Co. Ltd. Class A	148,600	600
	China Resources Cement Holdings Ltd.	652,000	539
[2]	CGN Power Co. Ltd. Class H	2,473,000	535
	China Everbright International Ltd.	983,000	533
	Kingboard Laminates Holdings Ltd.	258,000	518
	Yangzijiang Shipbuilding Holdings Ltd.	507,700	514
	China Lesso Group Holdings Ltd.	246,000	514
	Nine Dragons Paper Holdings Ltd.	402,000	507
	China Galaxy Securities Co. Ltd. Class H	939,500	491
	China Jinmao Holdings Group Ltd.	1,738,000	485
[3]	Brilliance China Automotive Holdings Ltd.	516,000	485
	China Merchants Port Holdings Co. Ltd.	346,000	482
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	220,400	470
	Guangzhou R&F Properties Co. Ltd. Class H	516,000	453
	Bosideng International Holdings Ltd.	714,000	447
	China State Construction Engineering Corp. Ltd. Class A	638,100	441
	CRRC Corp. Ltd. Class H	1,001,000	429
	Anhui Conch Cement Co. Ltd. Class A	77,300	425
	China Evergrande Group	625,000	423
[2]	China Merchants Securities Co. Ltd. Class H	309,360	422
	GF Securities Co. Ltd. Class H	287,000	408
	Baoshan Iron & Steel Co. Ltd. Class A	326,600	400
	Seazen Group Ltd.	520,479	387
	Guotai Junan Securities Co. Ltd. Class A	153,200	386
	GF Securities Co. Ltd. Class A	157,800	377
	China Railway Group Ltd. Class H	803,000	372
*	Poly Developments and Holdings Group Co. Ltd. Class A	239,900	372
	China Cinda Asset Management Co. Ltd. Class H	2,161,000	367
	Cosco Shipping Ports Ltd.	510,000	364
	Beijing Enterprises Holdings Ltd.	116,000	361
	Huaneng Power International Inc. Class H	1,062,000	361
	Shenzhen International Holdings Ltd.	271,000	357
[2]	A-Living Smart City Services Co. Ltd.	93,000	355
	China Shenhua Energy Co. Ltd. Class A	133,600	352
	China Vanke Co. Ltd. Class A	108,800	349
	China Railway Group Ltd. Class A	421,700	345
	China Coal Energy Co. Ltd. Class H	568,000	342
	China Everbright Bank Co. Ltd. Class H	982,000	335
	Sinotruk Hong Kong Ltd.	195,000	334
	China Construction Bank Corp. Class A	373,200	333
	Agile Group Holdings Ltd.	296,000	324
	Kwg Group Holdings Ltd.	292,000	320

		Shares	Market Value ($000)
	China Everbright Bank Co. Ltd. Class A	610,500	312
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	347,000	299
	Bank of Communications Co. Ltd. Class A	435,000	288
	China Communications Services Corp. Ltd. Class H	656,000	281
	Metallurgical Corp. of China Ltd. Class H	906,000	277
[2,3]	China Huarong Asset Management Co. Ltd. Class H	2,028,000	266
	China State Construction International Holdings Ltd.	422,000	263
	Bank of Shanghai Co. Ltd. Class A	232,733	258
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	270,462	255
	Yuexiu Property Co. Ltd.	272,600	254
	Hengli Petrochemical Co. Ltd. Class A	55,100	250
[2]	CSC Financial Co. Ltd. Class H	251,500	248
	Logan Group Co. Ltd.	233,000	248
[2]	China Railway Signal & Communication Corp. Ltd. Class H	694,000	248
[2]	Dali Foods Group Co. Ltd.	452,500	245
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	42,840	242
	China Minsheng Banking Corp. Ltd. Class A	390,600	241
	China Power International Development Ltd.	972,370	223
	Inner Mongolia Yitai Coal Co. Ltd. Class B	320,700	223
	Zhejiang Expressway Co. Ltd. Class H	262,000	221
	Greentown China Holdings Ltd.	194,500	215
	Jiangsu Expressway Co. Ltd. Class H	198,000	212
	China National Nuclear Power Co. Ltd. Class A	281,300	210
	Shenzhen Investment Ltd.	740,000	208
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,000,000	208
	Angang Steel Co. Ltd. Class H	303,000	207
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	72,000	195
	Livzon Pharmaceutical Group Inc. Class H	51,800	195
	Shougang Fushan Resources Group Ltd.	742,164	187
	Chongqing Rural Commercial Bank Co. Ltd. Class H	495,000	185
	China Aoyuan Group Ltd.	287,000	184
[2]	Guotai Junan Securities Co. Ltd. Class H	146,200	184
	Sinopec Engineering Group Co. Ltd. Class H	320,000	182
	Bank of Beijing Co. Ltd. Class A	273,200	182
	Bank of Nanjing Co. Ltd. Class A	131,700	178
	Shaanxi Coal Industry Co. Ltd. Class A	102,100	177
[2]	BAIC Motor Corp. Ltd. Class H	488,500	174
	LB Group Co. Ltd. Class A	37,400	173
	BBMG Corp. Class A	437,400	171
	China Everbright Ltd.	154,000	169
	Huaxia Bank Co. Ltd. Class A	197,500	168
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	140,300	166
	Henan Shuanghui Investment & Development Co. Ltd. Class A	41,500	165
	Chongqing Changan Automobile Co. Ltd. Class B	241,220	161
[2]	Legend Holdings Corp. Class H	111,600	159
	Sinotrans Ltd. Class H	419,000	155
	Seazen Holdings Co. Ltd. Class A	30,800	151
	Huaxin Cement Co. Ltd. Class B	93,040	144
	Bank of Hangzhou Co. Ltd. Class A	76,800	144
	China Reinsurance Group Corp. Class H	1,430,000	138
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	94,600	137
	Times China Holdings Ltd.	142,000	134
	Sino-Ocean Group Holding Ltd.	635,500	133
	Lao Feng Xiang Co. Ltd. Class B	38,200	132
	Shanghai Industrial Holdings Ltd.	85,000	130
*	New Hope Liuhe Co. Ltd. Class A	71,000	126
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	81,800	124
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	156,800	124

		Shares	Market Value ($000)
	Huayu Automotive Systems Co. Ltd. Class A	40,700	122
[2]	Orient Securities Co. Ltd. Class H	140,400	122
	Health & Happiness H&H International Holdings Ltd.	34,000	122
	Metallurgical Corp. of China Ltd. Class A	209,700	122
	Shanghai International Port Group Co. Ltd. Class A	158,200	121
	Yanzhou Coal Mining Co. Ltd. Class A	40,500	118
	SDIC Power Holdings Co. Ltd. Class A	89,100	117
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,600	110
	Shenzhen Expressway Co. Ltd. Class A	84,100	110
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	14,130	107
	Hongfa Technology Co. Ltd. Class A	10,500	107
	Maanshan Iron & Steel Co. Ltd. Class A	139,300	107
	Zhuzhou Kibing Group Co. Ltd. Class A	32,900	106
	Yanlord Land Group Ltd.	123,800	102
	Sichuan Chuantou Energy Co. Ltd. Class A	59,400	101
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	101
	Hunan Valin Steel Co. Ltd. Class A	80,500	96
	China National Chemical Engineering Co. Ltd. Class A	67,700	92
	Zhejiang Longsheng Group Co. Ltd. Class A	47,200	90
	Shandong Chenming Paper Holdings Ltd. Class H	165,000	89
	Weifu High-Technology Group Co. Ltd. Class B	47,500	88
	Jiangsu Expressway Co. Ltd. Class A	65,900	88
	Huadian Power International Corp. Ltd. Class H	312,000	86
	Datang International Power Generation Co. Ltd. Class H	556,000	85
	Intco Medical Technology Co. Ltd. Class A	4,600	83
	Jiayuan International Group Ltd.	208,000	81
	Bank of Jiangsu Co. Ltd. Class A	82,160	80
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	78
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	309,600	78
	Gemdale Corp. Class A	57,400	75
	Yonghui Superstores Co. Ltd. Class A	120,000	75
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	74
	Beijing Jingneng Clean Energy Co. Ltd. Class H	302,000	73
	Sinoma International Engineering Co. Class A	41,200	68
	Greenland Holdings Corp. Ltd. Class A	99,645	67
	Fujian Sunner Development Co. Ltd. Class A	22,800	66
	Shenergy Co. Ltd. Class A	74,100	66
	Joyoung Co. Ltd. Class A	16,600	65
	Bank of Changsha Co. Ltd. Class A	53,300	65
*,2	Red Star Macalline Group Corp. Ltd. Class H	106,872	63
*	Guangshen Railway Co. Ltd. Class H	358,000	62
	Huaibei Mining Holdings Co. Ltd. Class A	33,800	61
	China Merchants Energy Shipping Co. Ltd. Class A	100,440	59
*	Suning Universal Co. Ltd. Class A	65,600	59
	China CITIC Bank Corp. Ltd. Class A	82,800	58
	Shenzhen Expressway Co. Ltd. Class H	60,000	57
	Yutong Bus Co. Ltd. Class A	31,800	56
	Anhui Expressway Co. Ltd. Class H	92,000	55
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	29,200	53
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	52
	Wens Foodstuffs Group Co. Ltd. Class A	26,100	51
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	50
	Shanghai Construction Group Co. Ltd. Class A	121,100	50
	Jiangxi Zhengbang Technology Co. Ltd. Class A	32,200	47
	Huaneng Power International Inc. Class A	78,600	47
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	45
	Jinke Properties Group Co. Ltd. Class A	66,500	44
	Financial Street Holdings Co. Ltd. Class A	48,800	43

		Shares	Market Value ($000)
	China South Publishing & Media Group Co. Ltd. Class A	33,100	43
	Xiamen C & D Inc. Class A	39,100	43
	Fujian Funeng Co. Ltd. Class A	23,900	42
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	42
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	42
	RiseSun Real Estate Development Co. Ltd. Class A	58,800	41
	Bank of Chengdu Co. Ltd. Class A	24,400	41
	Dongfang Electric Corp. Ltd. Class H	47,200	40
	Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	39
	Zhejiang Runtu Co. Ltd. Class A	27,500	38
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	38
	Sichuan Expressway Co. Ltd. Class H	168,000	37
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	37
	Yango Group Co. Ltd. Class A	54,400	37
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	37
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	20,800	37
	Huadian Power International Corp. Ltd. Class A	74,000	37
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	35
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	49,400	35
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	11,900	35
	Shanghai AJ Group Co. Ltd. Class A	35,400	35
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	34
*	China Fortune Land Development Co. Ltd. Class A	49,920	34
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	33
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	19,500	33
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	32
	Tangshan Jidong Cement Co. Ltd. Class A	17,300	32
	Chongqing Water Group Co. Ltd. Class A	39,200	32
	Maanshan Iron & Steel Co. Ltd. Class H	60,000	31
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	61,800	31
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	85,400	31
	Zhejiang Medicine Co. Ltd. Class A	12,600	31
	Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	31
[2]	Everbright Securities Co. Ltd. Class H	37,400	29
	Beijing Capital Development Co. Ltd. Class A	39,400	29
	Shanghai Shimao Co. Ltd. Class A	54,300	28
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	27
	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	24
	Rainbow Digital Commercial Co. Ltd. Class A	18,800	17
	Sichuan Languang Development Co. Ltd. Class A	35,000	13
	China Railway Signal & Communication Corp. Ltd. Class A	15,960	13
	KWG Living Group Holdings Ltd.	302	—
			160,347
Colombia (0.1%)
	Ecopetrol SA ADR	64,827	876
	Interconexion Electrica SA ESP	104,253	587
	Grupo Argos SA	68,225	178
	Grupo Aval Acciones y Valores SA Preference Shares	592,640	156
	Cementos Argos SA	97,491	141
	Grupo Aval Acciones y Valores SA ADR	7,552	39
	Ecopetrol SA	54,855	37
			2,014
Czech Republic (0.0%)
	CEZ AS	45,518	1,263
*,2	Moneta Money Bank AS	95,117	386
			1,649

		Shares	Market Value ($000)
Denmark (0.1%)
	Danske Bank A/S	163,979	2,874
	Tryg A/S	75,847	1,874
			4,748
Egypt (0.0%)
	Eastern Co. SAE	309,033	231
*	Egypt Kuwait Holding Co. SAE	167,126	166
	Talaat Moustafa Group	181,115	83
	ElSewedy Electric Co.	129,404	73
	Telecom Egypt Co.	63,313	57
			610
Finland (1.6%)
	Nordea Bank Abp (XHEL)	894,551	10,498
	Kone Oyj Class B	98,157	8,130
	Sampo Oyj Class A	123,881	5,962
	UPM-Kymmene Oyj	136,631	5,583
	Fortum Oyj	110,011	3,031
	Kesko Oyj Class B	70,478	3,021
	Stora Enso Oyj Class R	144,998	2,871
	Elisa Oyj	37,168	2,389
	Wartsila Oyj Abp	123,437	1,860
	Metso Outotec Oyj	158,081	1,795
	Nokian Renkaat Oyj	36,724	1,549
	Orion Oyj Class B	27,902	1,188
			47,877
France (4.5%)
	Sanofi	275,120	28,358
	TotalEnergies SE	610,753	26,633
	Vinci SA	123,398	13,065
	AXA SA	483,560	12,523
	Danone SA	150,123	11,042
	Societe Generale SA	193,121	5,656
	Orange SA	466,640	5,193
	Credit Agricole SA	306,602	4,275
	Veolia Environnement SA	128,920	4,228
	Engie SA (XPAR)	278,741	3,717
	Publicis Groupe SA	57,805	3,649
	Carrefour SA	148,496	2,758
	Suez SA	95,480	2,227
	Bouygues SA	54,667	2,107
	Engie SA Loyalty Shares	132,130	1,762
	Rexel SA	77,016	1,626
	Electricite de France SA (XPAR)	129,119	1,567
[2]	Amundi SA	14,530	1,342
	SCOR SE	40,875	1,142
	Rubis SCA	25,135	1,008
	TechnipFMC plc (XNYS)	119,075	862
	Wendel SE	6,043	848
	CNP Assurances	43,579	741
	Imerys SA	10,559	489
[2]	ALD SA	24,118	353
			137,171
Germany (7.2%)
	Siemens AG (Registered)	189,103	29,506
	Allianz SE (Registered)	103,945	25,837
	Daimler AG (Registered)	211,916	18,911
	BASF SE	229,280	18,017

		Shares	Market Value ($000)
	Deutsche Telekom AG (Registered)	808,434	16,778
	Deutsche Post AG (Registered)	246,305	16,692
	Bayer AG (Registered)	247,240	14,730
	Volkswagen AG Preference Shares	47,720	11,623
	Vonovia SE	142,303	9,474
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	34,895	9,416
	Bayerische Motoren Werke AG	81,094	8,063
	E.ON SE	547,151	6,726
	RWE AG	157,989	5,617
	Porsche Automobil Holding SE Preference Shares	38,183	4,133
	HeidelbergCement AG	39,011	3,457
[2]	Covestro AG	45,541	2,934
	LEG Immobilien SE (XETR)	17,203	2,719
	Hannover Rueck SE	15,479	2,602
	Volkswagen AG	7,048	2,339
	Aroundtown SA	298,805	2,339
	Evonik Industries AG	50,927	1,771
	Bayerische Motoren Werke AG Preference Shares	14,114	1,212
	Rheinmetall AG	10,974	1,053
	Uniper SE	25,469	994
	Telefonica Deutschland Holding AG	201,309	543
	Talanx AG	11,726	498
[2]	DWS Group GmbH & Co. KGaA	9,579	452
	METRO AG	33,094	429
	HOCHTIEF AG	4,934	392
	Traton SE	12,510	392
			219,649
Greece (0.1%)
	Hellenic Telecommunications Organization SA	62,198	1,135
	OPAP SA	54,337	785
	Mytilineos SA	24,172	448
	JUMBO SA	24,048	382
*	Motor Oil Hellas Corinth Refineries SA	16,712	269
			3,019
Hong Kong (2.1%)
	Sun Hung Kai Properties Ltd.	356,500	5,100
	CK Hutchison Holdings Ltd.	660,000	4,822
	CLP Holdings Ltd.	418,000	4,310
	Hong Kong & China Gas Co. Ltd.	2,642,400	4,297
	CK Asset Holdings Ltd.	559,064	3,804
	Hang Seng Bank Ltd.	182,800	3,501
	Jardine Matheson Holdings Ltd.	50,900	3,028
	BOC Hong Kong Holdings Ltd.	915,500	2,940
	Wharf Real Estate Investment Co. Ltd.	424,000	2,395
	Power Assets Holdings Ltd.	362,599	2,344
	Xinyi Glass Holdings Ltd.	526,000	1,966
	New World Development Co. Ltd.	383,750	1,819
[2]	WH Group Ltd.	2,188,139	1,813
	Lenovo Group Ltd.	1,896,000	1,768
	Henderson Land Development Co. Ltd.	359,587	1,607
	Hongkong Land Holdings Ltd.	306,100	1,389
	Hang Lung Properties Ltd.	506,576	1,311
	Sino Land Co. Ltd.	846,000	1,296
	Wharf Holdings Ltd.	376,000	1,276
	SITC International Holdings Co. Ltd.	302,000	1,246
	CK Infrastructure Holdings Ltd.	176,972	1,068
	Want Want China Holdings Ltd.	1,509,000	1,019

		Shares	Market Value ($000)
	Chow Tai Fook Jewellery Group Ltd.	453,200	950
	Tingyi Cayman Islands Holding Corp.	524,000	945
	Swire Pacific Ltd. Class A	147,288	915
	Swire Properties Ltd.	271,498	772
	PCCW Ltd.	1,144,793	600
	Hysan Development Co. Ltd.	149,000	586
	Bank of East Asia Ltd.	340,380	561
	Kerry Properties Ltd.	158,500	468
[2]	BOC Aviation Ltd.	56,400	415
	VTech Holdings Ltd.	34,700	344
	NWS Holdings Ltd.	309,000	311
	Uni-President China Holdings Ltd.	267,000	268
	Dairy Farm International Holdings Ltd.	65,700	247
	Lee & Man Paper Manufacturing Ltd.	320,000	239
	NagaCorp Ltd.	308,000	226
	First Pacific Co. Ltd.	518,000	173
	Towngas China Co. Ltd.	257,185	169
	Haitong International Securities Group Ltd.	574,000	148
	Swire Pacific Ltd. Class B	137,500	140
*	Shun Tak Holdings Ltd.	478,000	138
	Cafe de Coral Holdings Ltd.	62,000	121
*	Shui On Land Ltd.	642,500	103
	Dah Sing Banking Group Ltd.	85,200	88
	Guotai Junan International Holdings Ltd.	409,000	62
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	30
			63,138
Hungary (0.0%)
	Magyar Telekom Telecommunications plc	73,542	104
India (1.3%)
	Infosys Ltd.	901,357	19,644
	ITC Ltd.	742,870	2,048
	NTPC Ltd.	1,101,472	1,752
	Bharat Petroleum Corp. Ltd.	248,771	1,493
	Power Grid Corp. of India Ltd.	589,418	1,358
	Vedanta Ltd.	294,001	1,196
	Hero MotoCorp Ltd.	31,298	1,164
	Oil & Natural Gas Corp. Ltd.	749,173	1,160
	Indian Oil Corp. Ltd.	682,946	947
	Indus Towers Ltd.	309,704	926
	Gail India Ltd.	458,033	860
	Coal India Ltd.	435,626	840
	Mphasis Ltd.	21,127	739
	Hindustan Petroleum Corp. Ltd.	185,696	653
	Power Finance Corp. Ltd.	347,114	607
	Petronet LNG Ltd.	194,880	572
	NMDC Ltd.	213,086	521
	REC Ltd.	253,207	515
*	Power Grid Corp. of India Ltd. (XNSE)	196,473	452
	Oracle Financial Services Software Ltd.	5,872	341
	Hindustan Zinc Ltd.	61,246	264
	Oil India Ltd.	98,748	222
	Sun TV Network Ltd.	27,777	217
	Castrol India Ltd.	104,266	194
	NHPC Ltd.	473,396	167
			38,852
Indonesia (0.4%)
	Bank Rakyat Indonesia Persero Tbk PT	13,115,400	3,365

		Shares	Market Value ($000)
	Telkom Indonesia Persero Tbk PT	11,247,600	2,521
	Bank Mandiri Persero Tbk PT	4,795,900	1,890
	Astra International Tbk PT	5,242,800	1,712
	United Tractors Tbk PT	409,404	554
	Indofood Sukses Makmur Tbk PT	1,214,500	510
	Indofood CBP Sukses Makmur Tbk PT	527,400	296
	Hanjaya Mandala Sampoerna Tbk PT	3,461,500	250
	Indocement Tunggal Prakarsa Tbk PT	343,400	209
	Bukit Asam Tbk PT	829,300	128
	Bank Danamon Indonesia Tbk PT	153,600	23
			11,458
Israel (0.2%)
*	Bank Leumi Le-Israel BM	372,417	2,846
*	Bank Hapoalim BM	292,051	2,324
	ICL Group Ltd.	176,365	1,285
	Gazit-Globe Ltd.	11,043	82
			6,537
Italy (1.8%)
	Enel SPA	1,950,388	17,974
	Intesa Sanpaolo SPA	4,148,840	11,461
	Eni SPA	620,131	7,334
	Assicurazioni Generali SPA	320,633	6,393
	Snam SPA (MTAA)	561,467	3,396
	Terna SPA	357,156	2,835
[2]	Poste Italiane SPA	119,133	1,576
	A2A SPA	432,481	918
[2]	Infrastrutture Wireless Italiane SPA	80,794	913
	Italgas SPA	117,210	793
	Telecom Italia SPA Savings Shares	1,617,188	754
	Banca Mediolanum SPA	75,611	744
	Hera SPA	170,470	724
	UnipolSai Assicurazioni SPA	136,046	378
			56,193
Japan (11.2%)
	Toyota Motor Corp.	620,813	55,734
	Mitsubishi UFJ Financial Group Inc.	3,130,300	16,536
	Honda Motor Co. Ltd.	428,700	13,769
	KDDI Corp.	421,500	12,891
	Takeda Pharmaceutical Co. Ltd.	384,000	12,782
	Sumitomo Mitsui Financial Group Inc.	327,854	11,052
	ITOCHU Corp.	339,884	10,060
	Mitsui & Co. Ltd.	402,812	9,245
	Softbank Corp.	689,982	9,012
	Mizuho Financial Group Inc.	628,720	8,984
	Mitsubishi Corp.	298,100	8,361
	Nippon Telegraph & Telephone Corp.	302,800	7,754
	Tokio Marine Holdings Inc.	162,434	7,742
	Bridgestone Corp.	143,500	6,322
	Canon Inc.	249,900	5,755
	Japan Tobacco Inc.	291,700	5,700
	ORIX Corp.	303,100	5,303
	Dai-ichi Life Holdings Inc.	266,200	4,899
	Daiwa House Industry Co. Ltd.	158,300	4,853
	Sumitomo Corp.	287,338	3,905
	Nomura Holdings Inc.	763,100	3,821
	MS&AD Insurance Group Holdings Inc.	117,000	3,617
	Sompo Holdings Inc.	85,100	3,518

	Shares	Market Value ($000)
Asahi Kasei Corp.	319,500	3,484
Kirin Holdings Co. Ltd.	188,000	3,439
Marubeni Corp.	404,100	3,439
ENEOS Holdings Inc.	762,605	3,203
Sumitomo Mitsui Trust Holdings Inc.	92,200	3,027
Sekisui House Ltd.	149,602	2,963
Subaru Corp.	149,409	2,935
Sumitomo Electric Industries Ltd.	194,200	2,759
Mitsubishi Chemical Holdings Corp.	324,100	2,719
Japan Post Holdings Co. Ltd.	315,374	2,677
Toyota Tsusho Corp.	54,700	2,583
Resona Holdings Inc.	599,300	2,250
Chubu Electric Power Co. Inc.	182,600	2,191
Nippon Yusen KK	40,000	2,161
Mitsubishi Heavy Industries Ltd.	73,500	2,124
Daiwa Securities Group Inc.	394,314	2,073
Sumitomo Chemical Co. Ltd.	397,100	2,067
AGC Inc.	46,600	1,993
Lixil Corp.	68,600	1,872
Yamaha Motor Co. Ltd.	72,200	1,808
Daito Trust Construction Co. Ltd.	15,300	1,798
Kansai Electric Power Co. Inc.	188,000	1,773
T&D Holdings Inc.	137,700	1,762
Aisin Corp.	42,500	1,721
Inpex Corp.	231,900	1,645
Dai Nippon Printing Co. Ltd.	68,700	1,619
Trend Micro Inc.	31,000	1,614
Kajima Corp.	119,900	1,543
Taisei Corp.	44,400	1,496
SBI Holdings Inc.	61,500	1,472
Idemitsu Kosan Co. Ltd.	60,153	1,416
Mitsui Chemicals Inc.	44,100	1,406
Obayashi Corp.	167,200	1,367
Tosoh Corp.	70,500	1,237
Seiko Epson Corp.	69,500	1,196
Shimizu Corp.	150,500	1,108
Concordia Financial Group Ltd.	301,100	1,078
Haseko Corp.	73,086	989
Japan Post Bank Co. Ltd.	115,948	984
Tohoku Electric Power Co. Inc.	128,900	977
Mitsubishi Gas Chemical Co. Inc.	46,500	969
Kyushu Electric Power Co. Inc.	127,600	965
Chiba Bank Ltd.	165,400	941
Hulic Co. Ltd.	82,200	935
Marui Group Co. Ltd.	52,000	911
Amada Co. Ltd.	86,900	893
Iida Group Holdings Co. Ltd.	37,000	893
Kuraray Co. Ltd.	95,200	884
Denka Co. Ltd.	24,800	858
Mitsubishi HC Capital Inc. (XTKS)	151,020	824
Aozora Bank Ltd.	34,900	786
Chugoku Electric Power Co. Inc.	85,435	772
Kyowa Exeo Corp.	30,600	761
Nomura Real Estate Holdings Inc.	30,600	759
NGK Spark Plug Co. Ltd.	48,800	719
Fukuoka Financial Group Inc.	42,500	716
Tokyo Tatemono Co. Ltd.	44,700	672
Electric Power Development Co. Ltd.	43,500	637

	Shares	Market Value ($000)
Konica Minolta Inc.	119,700	616
DIC Corp.	21,900	592
Teijin Ltd.	39,300	592
Mebuki Financial Group Inc.	276,400	592
Sumitomo Rubber Industries Ltd.	42,500	572
Yokohama Rubber Co. Ltd.	28,200	563
J Front Retailing Co. Ltd.	64,400	543
Kaneka Corp.	13,300	527
Sanwa Holdings Corp.	42,000	511
Daicel Corp.	58,900	489
Lawson Inc.	9,700	488
Ube Industries Ltd.	23,700	476
Penta-Ocean Construction Co. Ltd.	69,400	470
Credit Saison Co. Ltd.	38,200	456
Kaken Pharmaceutical Co. Ltd.	10,200	451
Hachijuni Bank Ltd.	138,900	449
Nippon Electric Glass Co. Ltd.	19,500	443
Seven Bank Ltd.	198,900	434
Hirogin Holdings Inc.	79,700	429
Gunma Bank Ltd.	129,700	414
Cosmo Energy Holdings Co. Ltd.	17,500	407
Yamaguchi Financial Group Inc.	68,500	394
Aica Kogyo Co. Ltd.	11,000	389
Toda Corp.	48,900	349
H.U. Group Holdings Inc..	12,800	332
AEON Financial Service Co. Ltd.	26,400	325
Tokuyama Corp.	14,900	316
Yamato Kogyo Co. Ltd.	7,900	269
Heiwa Corp.	14,300	250
Kyudenko Corp.	6,900	246
Nippon Paper Industries Co. Ltd.	20,900	244
Toyota Boshoku Corp.	11,000	222
Shikoku Electric Power Co. Inc.	32,200	212
Sankyo Co. Ltd.	8,200	205
Fuyo General Lease Co. Ltd.	2,900	189
Matsui Securities Co. Ltd.	24,400	175
Noevir Holdings Co. Ltd.	2,900	145
Tokai Rika Co. Ltd.	9,100	142
Lintec Corp.	5,400	118
SKY Perfect JSAT Holdings Inc.	27,400	104
Kandenko Co. Ltd.	11,700	98
Fuji Media Holdings Inc.	6,500	70
		341,786
Kuwait (0.2%)
National Bank of Kuwait SAKP	1,692,889	5,027
Mobile Telecommunications Co. KSCP	523,921	1,031
Humansoft Holding Co. KSC	31,304	371
Gulf Bank KSCP	407,216	324
Boubyan Petrochemicals Co. KSCP	83,015	235
Burgan Bank SAK	156,808	117
		7,105
Malaysia (0.7%)
Public Bank Bhd.	3,944,800	3,721
Malayan Banking Bhd.	1,527,397	2,900
Tenaga Nasional Bhd.	978,133	2,234
CIMB Group Holdings Bhd.	1,723,100	1,816
Top Glove Corp. Bhd.	1,274,800	1,201

		Shares	Market Value ($000)
	Axiata Group Bhd.	1,060,300	937
	DiGi.Com Bhd.	854,400	841
	MISC Bhd.	453,744	720
	Maxis Bhd.	644,600	651
	Genting Bhd.	578,400	645
	Hong Leong Bank Bhd.	149,200	637
	Hartalega Holdings Bhd.	380,300	635
	Petronas Gas	139,332	503
	RHB Bank Bhd.	407,800	494
	Sime Darby Bhd.	851,100	434
	Genting Malaysia Bhd.	655,800	429
	Petronas Dagangan Bhd.	96,500	421
	AMMB Holdings Bhd.	511,000	345
	Supermax Corporation Bhd.	385,400	299
	Westports Holdings Bhd.	203,500	196
	British American Tobacco Malaysia Bhd.	49,600	172
	Sime Darby Property Bhd.	865,700	124
	Astro Malaysia Holdings Bhd.	288,500	72
			20,427
Mexico (0.6%)
	America Movil SAB de CV Series L	7,553,500	6,329
	Wal-Mart de Mexico SAB de CV	1,285,035	4,236
	Grupo Mexico SAB de CV Series B	801,300	3,672
	Grupo Aeroportuario del Pacifico SAB de CV Class B	102,554	1,180
	Coca-Cola Femsa SAB de CV	175,150	993
	Orbia Advance Corp. SAB de CV	220,800	602
	Alfa SAB de CV Class A	653,300	497
	Promotora y Operadora de Infraestructura SAB de CV	56,215	424
	Kimberly-Clark de Mexico SAB de CV Class A	178,600	289
	Megacable Holdings SAB de CV	39,900	140
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	114,500	136
	Grupo Lala SAB de CV	125,900	103
			18,601
Netherlands (1.1%)
	ING Groep NV	982,222	12,602
	Koninklijke Ahold Delhaize NV	256,296	7,967
	NN Group NV	78,045	3,880
	Koninklijke KPN NV	860,901	2,825
	Randstad NV	27,080	1,965
	Aegon NV	456,468	1,943
[2]	Signify NV	30,736	1,722
	ASR Nederland NV	36,806	1,513
	Koninklijke Vopak NV	16,859	714
			35,131
New Zealand (0.2%)
	Spark New Zealand Ltd.	489,778	1,617
	Meridian Energy Ltd.	321,837	1,170
	Contact Energy Ltd.	189,613	1,078
	Fletcher Building Ltd.	197,200	1,050
	Mercury NZ Ltd.	183,682	845
			5,760
Norway (0.8%)
	DNB Bank ASA	254,633	5,214
	Equinor ASA	245,427	4,781
	Mowi ASA	110,590	2,818
	Telenor ASA	161,398	2,802

	Shares	Market Value ($000)
Yara International ASA	45,092	2,376
Norsk Hydro ASA	328,414	2,185
Orkla ASA	199,379	1,811
Salmar ASA	14,092	935
Gjensidige Forsikring ASA	36,043	825
Aker BP ASA	28,676	772
Leroy Seafood Group ASA	57,411	523
Aker ASA Class A	5,518	423
		25,465
Pakistan (0.0%)
Oil & Gas Development Co. Ltd.	255,915	147
Habib Bank Ltd.	125,375	98
Pakistan Petroleum Ltd.	146,680	74
Fauji Fertilizer Co. Ltd.	112,299	73
		392
Philippines (0.1%)
International Container Terminal Services Inc.	272,850	849
PLDT Inc.	23,890	586
Manila Electric Co.	79,100	420
Globe Telecom Inc.	9,320	347
Metro Pacific Investments Corp.	3,088,000	216
Aboitiz Power Corp.	347,600	161
Semirara Mining & Power Corp. Class A	472,920	155
LT Group Inc.	463,200	91
DMCI Holdings Inc.	708,800	85
		2,910
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	80,130	1,518
Cyfrowy Polsat SA	62,989	559
		2,077
Portugal (0.2%)
EDP - Energias de Portugal SA	689,384	3,576
Galp Energia SGPS SA	133,470	1,301
		4,877
Qatar (0.4%)
Qatar National Bank QPSC	1,113,377	5,556
Industries Qatar QSC	416,685	1,529
Qatar Islamic Bank SAQ	283,794	1,341
Masraf Al Rayan QSC	918,906	1,091
Commercial Bank PSQC	481,149	728
Qatar Fuel QSC	138,406	682
Qatar Gas Transport Co. Ltd.	696,355	580
Qatar Electricity & Water Co. QSC	122,608	557
Qatar International Islamic Bank QSC	189,583	479
Ooredoo QPSC	210,646	410
Barwa Real Estate Co.	393,957	331
Doha Bank QPSC	401,470	326
Vodafone Qatar QSC	465,414	201
		13,811
Romania (0.0%)
Banca Transilvania SA	1,086,479	734
Russia (1.9%)
Sberbank of Russia PJSC	2,596,087	10,854
Novatek PJSC	267,616	5,971
Gazprom PJSC ADR	748,819	5,828

		Shares	Market Value ($000)
	Gazprom PJSC	1,107,638	4,317
	LUKOIL PJSC ADR	49,539	4,245
	Lukoil PJSC	46,057	3,955
	MMC Norilsk Nickel PJSC	7,230	2,499
	MMC Norilsk Nickel PJSC ADR	53,701	1,858
	Tatneft PJSC ADR	44,997	1,794
	Rosneft Oil Co. PJSC (Registered) GDR	190,781	1,404
	Alrosa PJSC	617,320	1,093
	Surgutneftegas PJSC Preference Shares	2,074,504	1,083
	Novolipetskiy Metallurgicheskiy Kombinat PJSC	287,786	1,017
	Mobile TeleSystems PJSC ADR	112,115	963
	Transneft PJSC Preference Shares	412	916
	Polyus PJSC	4,688	898
	Magnit PJSC	11,664	854
	Severstal PAO GDR (Registered)	34,635	852
	Moscow Exchange MICEX-RTS PJSC	336,750	797
	VTB Bank PJSC GDR (Registered)	604,472	788
	Rosneft Oil Co. PJSC	88,370	656
	Tatneft PJSC	89,509	598
	Magnit PJSC GDR (Registered)	36,161	528
	Inter Rao Ues PJSC	8,451,000	503
	Magnitogorsk Iron & Steel Works PJSC	501,200	471
*	United Co. Rusal International	639,220	453
	Polyus PJSC (Registered) GDR	4,270	412
	RusHydro PJSC	29,565,000	326
	PhosAgro PJSC	5,088	320
	Tatneft PJSC Preference Shares	49,963	312
	Sistema PJSFC	720,900	291
	Severstal PAO PJSC	11,782	288
	Rostelecom PJSC	188,410	240
	PhosAgro PJSC GDR (Registered)	10,445	199
	Federal Grid Co.	48,020,000	132
	Unipro PJSC	1,744,000	65
	Mosenergo PJSC	1,739,000	51
	Mobile TeleSystems PJSC	9,210	40
			57,871
Saudi Arabia (1.3%)
	Saudi National Bank	550,719	8,086
	Saudi Basic Industries Corp.	226,785	7,295
[2]	Saudi Arabian Oil Co.	639,194	5,940
	Saudi Telecom Co.	151,185	5,397
	Riyad Bank	370,954	2,596
	SABIC Agri-Nutrients Co.	51,229	1,751
	Saudi Electricity Co.	199,502	1,377
	Yanbu National Petrochemical Co.	56,241	1,024
	Arab National Bank	153,293	919
	Sahara International Petrochemical Co.	85,319	762
	Jarir Marketing Co.	14,105	757
	Advanced Petrochemical Co.	27,972	553
	Southern Province Cement Co.	22,809	520
	Saudi Industrial Investment Group	51,786	510
*	Bank Al-Jazira	93,682	483
	Abdullah Al Othaim Markets Co.	11,586	365
	Saudi Cement Co.	20,230	350
	National Petrochemical Co.	27,816	344
	Qassim Cement Co.	12,249	281
	Arabian Centres Co. Ltd.	32,218	218
	Yanbu Cement Co.	15,587	194

		Shares	Market Value ($000)
	Saudia Dairy & Foodstuff Co.	3,627	166
*	Seera Group Holding	28,116	160
			40,048
Singapore (1.3%)
	DBS Group Holdings Ltd.	447,878	10,022
	Oversea-Chinese Banking Corp. Ltd.	858,400	7,766
	United Overseas Bank Ltd.	315,045	6,091
	Singapore Telecommunications Ltd.	1,893,288	3,173
	CapitaLand Ltd.	677,100	2,012
	Singapore Exchange Ltd.	218,732	1,914
	Keppel Corp. Ltd.	381,012	1,540
	Singapore Technologies Engineering Ltd.	427,700	1,263
	Venture Corp. Ltd.	78,400	1,100
	Genting Singapore Ltd.	1,623,300	969
	ComfortDelGro Corp. Ltd.	579,600	672
	Singapore Press Holdings Ltd.	386,100	536
	NetLink NBN Trust	626,100	450
	Jardine Cycle & Carriage Ltd.	22,100	334
	Sembcorp Industries Ltd.	204,500	316
	Hutchison Port Holdings Trust Class U	1,110,200	261
	Golden Agri-Resources Ltd.	1,364,300	231
	Singapore Post Ltd.	328,700	155
	Olam International Ltd.	122,600	119
	StarHub Ltd.	108,700	97
*	SIA Engineering Co. Ltd.	47,400	74
	Frasers Property Ltd.	26,825	22
	Singapore Telecommunications Ltd. (XSES)	8,800	15
			39,132
South Africa (1.3%)
	FirstRand Ltd.	1,219,083	4,522
	Impala Platinum Holdings Ltd.	198,873	3,585
*	MTN Group Ltd.	453,702	3,259
	Sibanye Stillwater Ltd.	733,114	3,195
	Standard Bank Group Ltd.	322,371	2,717
	Gold Fields Ltd.	216,659	2,140
	Anglogold Ltd.	104,369	2,090
	Anglo American Platinum Ltd.	15,779	2,065
	Sanlam Ltd.	447,311	1,768
	Vodacom Group Ltd.	154,615	1,377
	Shoprite Holdings Ltd.	120,566	1,321
*	Nedbank Group Ltd.	94,309	1,090
	Old Mutual Ltd. (XZIM)	1,203,781	1,062
	Mr Price Group Ltd.	67,652	1,006
	Remgro Ltd.	127,953	973
	Exxaro Resources Ltd.	66,854	828
	NEPI Rockcastle plc	108,935	738
	SPAR Group Ltd.	54,888	689
	Kumba Iron Ore Ltd.	12,990	689
	Tiger Brands Ltd.	49,868	657
	Harmony Gold Mining Co. Ltd.	135,056	554
	African Rainbow Minerals Ltd.	25,685	523
	Truworths International Ltd.	95,509	403
	AVI Ltd.	66,694	330
	Investec Ltd.	76,625	286
	Momentum Metropolitan Holdings	214,763	282
	Pick n Pay Stores Ltd.	74,820	267
	Coronation Fund Managers Ltd.	57,031	188

		Shares	Market Value ($000)
*	Santam Ltd.	8,657	148
*	Liberty Holdings Ltd.	22,325	125
			38,877
South Korea (1.3%)
	POSCO	16,267	5,174
	KB Financial Group Inc.	97,016	4,309
	Shinhan Financial Group Co. Ltd.	124,117	4,207
	Hana Financial Group Inc.	72,349	2,730
	KT&G Corp.	27,531	1,971
	SK Telecom Co. Ltd. ADR	56,294	1,636
	LG Corp.	19,816	1,624
	Samsung Fire & Marine Insurance Co. Ltd.	8,028	1,498
	Korea Electric Power Corp.	63,300	1,372
	Korea Zinc Co. Ltd.	2,569	1,223
	Woori Financial Group Inc.	129,409	1,220
	Samsung Life Insurance Co. Ltd.	15,522	1,018
	Hyundai Heavy Industries Holdings Co. Ltd.	13,059	779
	Korea Investment Holdings Co. Ltd.	9,204	769
	LG Uplus Corp.	52,560	666
	Industrial Bank of Korea	73,293	656
	Kangwon Land Inc.	28,592	643
	Mirae Asset Securities Co. Ltd.	81,564	634
	Hyundai Motor Co. Preference Shares (XKRS)	6,913	627
	Samsung Securities Co. Ltd.	16,061	619
	Hyundai Motor Co. Preference Shares	6,382	590
	GS Engineering & Construction Corp.	14,775	567
	BNK Financial Group Inc.	78,288	527
	DB Insurance Co. Ltd.	10,524	523
	GS Holdings Corp.	13,122	488
	S-1 Corp.	5,304	372
	Cheil Worldwide Inc.	17,618	371
	NH Investment & Securities Co. Ltd.	31,673	350
	KCC Corp.	1,129	349
	Hyundai Marine & Fire Insurance Co. Ltd.	15,421	348
	DGB Financial Group Inc.	42,020	345
	Lotte Shopping Co. Ltd.	3,009	281
	Posco International Corp.	11,889	268
	Doosan Bobcat Inc.	6,263	252
	DL Holdings Co. Ltd.	3,470	238
	Lotte Corp.	6,271	206
	LOTTE Fine Chemical Co. Ltd.	3,199	202
	Samsung Card Co. Ltd.	5,849	178
	Korea Gas Corp.	5,303	166
	KEPCO Plant Service & Engineering Co. Ltd.	4,297	159
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	937	132
	SSANGYONG C&E Co. Ltd.	19,061	132
	Mirae Asset Securities Co. Ltd. Preference Shares	28,251	113
*	LX Holdings Corp.	8,737	79
	Hyundai Motor Co.	346	66
	Hanwha Corp. Preference Shares	3,489	45
			40,722
Spain (2.6%)
	Iberdrola SA (XMAD)	1,497,825	18,026
	Banco Santander SA	4,288,441	15,709
	Banco Bilbao Vizcaya Argentaria SA	1,665,504	10,662
	Industria de Diseno Textil SA	264,771	8,980
	Telefonica SA	1,255,923	5,746

		Shares	Market Value ($000)
	Repsol SA	324,346	3,553
	CaixaBank SA	1,087,170	3,229
	Red Electrica Corp. SA	111,080	2,200
	Endesa SA	82,511	2,004
[1]	Naturgy Energy Group SA	77,513	2,001
	ACS Actividades de Construccion y Servicios SA	60,829	1,600
	Enagas SA	66,786	1,534
	Bankinter SA	182,564	997
	Acciona SA	5,981	917
	Mapfre SA	293,389	604
	Zardoya Otis SA	61,331	416
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,535	372
			78,550
Sweden (1.8%)
	Investor AB Class B	458,704	11,359
	Volvo AB Class B	376,597	8,881
	Skandinaviska Enskilda Banken AB Class A	368,703	4,987
	Swedbank AB Class A	248,338	4,836
	Svenska Handelsbanken AB Class A	375,933	4,236
	Telia Co. AB	665,863	2,921
	Boliden AB	69,077	2,692
	SKF AB Class B	98,771	2,628
	Skanska AB Class B	92,974	2,625
	Tele2 AB Class B	138,997	2,042
	Castellum AB	71,612	2,006
	Lundin Energy AB	48,190	1,502
	Electrolux AB Class B	57,177	1,502
	Securitas AB Class B	71,342	1,258
	ICA Gruppen AB	16,716	826
	Skandinaviska Enskilda Banken AB Class C	3,046	41
			54,342
Switzerland (9.7%)
	Nestle SA (Registered)	710,462	89,966
	Roche Holding AG	137,657	53,179
	Novartis AG (Registered)	534,859	49,463
	Roche Holding AG (Bearer)	40,625	17,437
	ABB Ltd. (Registered)	430,831	15,750
	Zurich Insurance Group AG	37,178	14,989
	UBS Group AG (Registered)	824,738	13,588
	Holcim Ltd.	126,897	7,439
	Swiss Re AG	70,581	6,399
	SGS SA (Registered)	1,522	4,926
	Swiss Life Holding AG (Registered)	8,170	4,214
	Swisscom AG (Registered)	6,347	3,815
	Julius Baer Group Ltd.	56,095	3,702
	Adecco Group AG (Registered)	39,951	2,393
	Swiss Prime Site AG (Registered)	19,804	2,109
	Baloise Holding AG (Registered)	11,885	1,874
	PSP Swiss Property AG (Registered)	11,394	1,542
	Clariant AG (Registered)	63,306	1,317
	Helvetia Holding AG (Registered)	9,456	1,028
	DKSH Holding AG	10,196	862
	Sulzer AG (Registered)	3,853	565
	Banque Cantonale Vaudoise (Registered)	6,331	565
	OC Oerlikon Corp. AG (Registered)	41,430	469
			297,591

		Shares	Market Value ($000)
Taiwan (4.2%)
	Hon Hai Precision Industry Co. Ltd.	2,995,000	11,835
	United Microelectronics Corp.	2,947,000	6,163
	Delta Electronics Inc.	542,802	5,593
	Fubon Financial Holding Co. Ltd.	1,838,000	4,941
	Nan Ya Plastics Corp.	1,409,000	4,397
	Formosa Plastics Corp.	1,222,879	4,374
	China Steel Corp.	3,120,000	4,069
	Cathay Financial Holding Co. Ltd.	2,064,388	4,018
	Chunghwa Telecom Co. Ltd.	947,000	3,908
	CTBC Financial Holding Co. Ltd.	4,567,120	3,740
	Mega Financial Holding Co. Ltd.	2,697,000	3,194
	Uni-President Enterprises Corp.	1,200,000	3,147
*	Evergreen Marine Corp. Taiwan Ltd.	656,000	3,120
	Yuanta Financial Holding Co. Ltd.	3,118,360	2,836
	Novatek Microelectronics Corp.	146,000	2,686
	Chailease Holding Co. Ltd.	320,494	2,660
*	Realtek Semiconductor Corp.	121,000	2,555
	Formosa Chemicals & Fibre Corp.	858,000	2,527
	Taiwan Cement Corp.	1,310,365	2,471
	Yageo Corp.	116,000	2,339
	ASE Technology Holding Co. Ltd.	528,171	2,324
	Asustek Computer Inc.	179,268	2,254
	First Financial Holding Co. Ltd.	2,573,973	2,095
	Quanta Computer Inc.	663,000	1,837
	Hua Nan Financial Holdings Co. Ltd.	2,440,468	1,686
	Accton Technology Corp.	135,000	1,580
	Globalwafers Co. Ltd.	52,000	1,580
	Taiwan Mobile Co. Ltd.	419,000	1,559
	ASE Technology Holding Co. Ltd. ADR	172,889	1,534
	Taishin Financial Holding Co. Ltd.	2,503,982	1,519
	President Chain Store Corp.	142,000	1,426
	Innolux Corp.	2,068,000	1,388
	Sinopac Holdings Co.	2,689,641	1,354
	Lite-On Technology Corp.	546,194	1,255
	Formosa Petrochemical Corp.	360,000	1,254
	Shanghai Commercial & Savings Bank Ltd.	826,000	1,236
	Catcher Technology Co. Ltd.	184,672	1,224
	Pegatron Corp.	492,000	1,186
	Asia Cement Corp.	571,000	1,060
	Eclat Textile Co. Ltd.	48,200	1,052
	Far Eastern New Century Corp.	989,000	1,048
	Walsin Technology Corp.	128,000	922
	Vanguard International Semiconductor Corp.	215,000	891
	Sino-American Silicon Products Inc.	131,000	889
	Micro-Star International Co. Ltd.	167,000	887
	Far EasTone Telecommunications Co. Ltd.	399,000	865
	Feng TAY Enterprise Co. Ltd.	103,280	855
	Pou Chen Corp.	663,000	839
	Compal Electronics Inc.	973,000	753
	Cheng Shin Rubber Industry Co. Ltd.	466,994	722
	Wiwynn Corp.	21,000	706
	Powertech Technology Inc.	174,000	690
	Acer Inc.	695,000	678
	Wistron Corp.	644,656	641
	Synnex Technology International Corp.	328,000	623
	Inventec Corp.	734,994	618
	Nien Made Enterprise Co. Ltd.	36,000	604

		Shares	Market Value ($000)
	Zhen Ding Technology Holding Ltd.	157,000	589
	Foxconn Technology Co. Ltd.	263,190	582
	Teco Electric and Machinery Co. Ltd.	504,000	561
	Nanya Technology Corp.	195,000	507
	Chicony Electronics Co. Ltd.	141,370	408
	Taiwan Fertilizer Co. Ltd.	185,000	397
	Formosa Taffeta Co. Ltd.	198,000	231
	Taiwan Secom Co. Ltd.	53,000	178
	Transcend Information Inc.	52,000	130
			127,790
Thailand (0.6%)
	PTT PCL	3,540,400	3,744
	Siam Cement PCL (Registered)	216,250	2,727
	Siam Commercial Bank PCL	584,600	1,664
	Advanced Info Service PCL	292,304	1,597
	Intouch Holdings PCL Class F	609,106	1,196
	PTT Global Chemical PCL	612,899	1,059
	PTT Exploration & Production PCL	318,130	996
	Kasikornbank PCL NVDR	229,800	720
	Charoen Pokphand Foods PCL	806,600	638
	Krung Thai Bank PCL	1,958,300	601
	Digital Telecommunications Infrastructure Fund Class F	1,238,997	468
	Thai Union Group PCL Class F	669,300	452
	BTS Group Holdings PCL	1,706,200	441
	Bangkok Bank PCL (Registered)	126,900	396
	Banpu PCL (Registered)	973,100	394
	Osotspa PCL	328,800	353
	Land & Houses PCL (Registered)	1,484,300	352
	Sri Trang Gloves Thailand PCL	299,500	342
	Electricity Generating PCL	64,600	336
	TMBThanachart Bank PCL	10,617,600	313
	IRPC PCL	2,415,700	259
	Ratch Group PCL	169,900	220
	Kasikornbank PCL	61,000	191
	Total Access Communication PCL	112,400	129
	Siam City Cement PCL	21,032	103
	Siam Commercial Bank PCL NVDR	30,700	87
	Siam Makro PCL	74,400	82
	Bangkok Life Assurance PCL NVDR	98,900	77
	Land & Houses PCL NVDR	252,900	60
*	BTS Group Holdings PCL Warrants Exp. 11/7/24	170,620	—
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	85,310	—
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	341,240	—
			19,997
Turkey (0.2%)
	Eregli Demir ve Celik Fabrikalari TAS	380,942	905
	BIM Birlesik Magazalar AS	107,982	813
	Turkcell Iletisim Hizmetleri AS	332,884	609
	Turkiye Garanti Bankasi AS	588,503	594
	Akbank TAS	749,483	468
	Haci Omer Sabanci Holding AS	290,731	327
	Ford Otomotiv Sanayi AS	14,746	302
	Turkiye Sise ve Cam Fabrikalari AS	298,811	269
	Turkiye Is Bankasi AS Class C	396,043	248
	Enka Insaat ve Sanayi AS	162,579	179
	Coca-Cola Icecek AS	13,854	139
	Arcelik AS	33,024	129

		Shares	Market Value ($000)
	Anadolu Efes Biracilik Ve Malt Sanayii AS	36,313	96
	Tofas Turk Otomobil Fabrikasi AS	23,712	92
	Tekfen Holding AS	36,865	62
	Iskenderun Demir ve Celik AS	33,532	49
[2]	Enerjisa Enerji AS	31,183	38
	Turk Telekomunikasyon AS	43,099	34
			5,353
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	1,102,485	4,974
[3]	Emirates Telecommunications Group Co. PJSC	437,204	2,718
	Emirates NBD Bank PJSC	644,393	2,353
	Abu Dhabi Commercial Bank PJSC	665,139	1,269
	Aldar Properties PJSC	1,039,310	1,122
	Dubai Islamic Bank PJSC	481,304	633
	Abu Dhabi Islamic Bank PJSC	349,127	525
	Dana Gas PJSC	1,073,947	258
	Dubai Investments PJSC	388,932	180
*	Air Arabia PJSC	448,581	165
			14,197
United Kingdom (13.6%)
	AstraZeneca plc	389,207	44,724
	HSBC Holdings plc	5,141,845	28,384
	GlaxoSmithKline plc	1,240,640	24,495
	Rio Tinto plc	273,523	23,233
	Royal Dutch Shell plc Class A	1,078,973	21,688
	Unilever plc (XLON)	375,790	21,627
	British American Tobacco plc	570,560	21,221
	BP plc	5,011,886	20,118
	Royal Dutch Shell plc Class B	886,352	17,514
	BHP Group plc	520,962	16,867
	Unilever plc	279,987	16,136
	Anglo American plc	310,293	13,750
	Glencore plc	3,016,812	13,549
	National Grid plc	890,679	11,388
	Vodafone Group plc	7,028,531	11,302
	Barclays plc	4,284,639	10,365
	BAE Systems plc	822,021	6,591
	Tesco plc	1,906,772	6,173
	Legal & General Group plc	1,506,087	5,456
	Aviva plc	1,005,998	5,403
	SSE plc	263,750	5,288
	Imperial Brands plc	233,582	5,001
	3i Group plc	244,155	4,339
	WPP plc	305,194	3,947
	Natwest Group plc	1,321,935	3,710
	Mondi plc (XLON)	122,467	3,395
	Persimmon plc	77,777	3,137
	St. James's Place plc	137,846	3,037
	Sage Group plc	278,665	2,716
	United Utilities Group plc	171,939	2,560
	Admiral Group plc	52,645	2,487
	Barratt Developments plc	248,238	2,426
	Severn Trent plc	61,382	2,386
	Pearson plc	194,868	2,348
	Wm Morrison Supermarkets plc	611,138	2,271
	Abrdn plc	564,432	2,227
	Intermediate Capital Group plc	73,336	2,210

		Shares	Market Value ($000)
	M&G plc	671,805	2,104
	Polymetal International plc	93,399	2,030
	Berkeley Group Holdings plc	29,369	1,977
	DS Smith plc	317,283	1,864
	J Sainsbury plc	427,413	1,683
	B&M European Value Retail SA	217,596	1,672
	Direct Line Insurance Group plc	372,727	1,541
	Schroders plc	30,155	1,531
	Phoenix Group Holdings plc	160,601	1,513
	Bellway plc	32,873	1,501
	Pennon Group plc	71,591	1,270
	Tate & Lyle plc	123,508	1,267
	Evraz plc	147,430	1,260
[2]	Quilter plc	443,197	988
	Ashmore Group plc	122,146	645
	Fresnillo plc	48,705	554
	British American Tobacco plc ADR	4,220	158
			417,027
Total Common Stocks (Cost $2,780,852)			3,038,128
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.064% (Cost $23,409)	234,095	23,409
Total Investments (100.1%) (Cost $2,804,261)			3,061,537
Other Assets and Liabilities—Net (-0.1%)			(3,231)
Net Assets (100%)			3,058,306
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,388,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $30,017,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,823,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2021	165	19,135	(97)
MSCI Emerging Markets Index	September 2021	17	1,086	(24)
				(121)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/15/21	JPY	439,964	USD	3,986	25	—
Standard Chartered Bank	9/15/21	USD	1,910	CHF	1,711	18	—
State Street Bank & Trust Co.	9/15/21	USD	1,297	GBP	916	24	—
Bank of America, N.A.	9/15/21	USD	4,015	JPY	439,964	4	—
						71	—
CHF—Swiss franc.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	347,792	—	—	347,792
Common Stocks—Other	4,291	2,682,576	3,469	2,690,336
Temporary Cash Investments	23,409	—	—	23,409
Total	375,492	2,682,576	3,469	3,061,537
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	71	—	71
Liabilities
Futures Contracts[1]	121	—	—	121
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.